Revenue - Contract Liabilities (Details) - USD ($) $ in Millions	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Beginning balance		$ 108	$ 13
Addition to contract liabilities		815
Reduction of contract liabilities		(799)	0
Ending balance	$ 124	124	$ 108
Revenue recognized from unearned prepayments received		$ 22
Change in estimate of breakage revenue	$ 36